Company Information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012 Segment Item	Dec. 31, 2011 Segment	Dec. 31, 2010 Segment	Dec. 31, 2009 Segment
Basis of Presentation [Line Items]
Distance of principal manufacturing and design operations Shenzhen (in miles)	30
Number of reportable segments	2	2	2	3